First Trust S and P International Dividend Aristocrats ETF Average Annual Total Returns			12 Months Ended	60 Months Ended	61 Months Ended	120 Months Ended	148 Months Ended
		Sep. 30, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P International Dividend Aristocrats Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		34.27%	10.87%
Dow Jones EPAC Select Dividend(TM) Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent			52.14%	12.69%		9.37%	7.03%
MSCI World ex USA Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent			31.85%	9.46%	9.79%	8.55%	7.10%
First Trust S and P International Dividend Aristocrats ETF
Prospectus [Line Items]
Average Annual Return, Percent			32.21%	9.29%		7.09%	4.91%
Performance Inception Date		Aug. 22, 2013
First Trust S and P International Dividend Aristocrats ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			29.83%	7.44%		5.18%	2.92%
First Trust S and P International Dividend Aristocrats ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			18.99%	6.36%		4.63%	2.80%

[1]	On August 30, 2018, the Fund's underlying index changed from the Nasdaq International Multi-Asset Diversified IncomeTM Index to the S&P International Dividend Aristocrats Index. Therefore, the Fund’s performance and historical returns shown for the periods prior to August 30, 2018, are not necessarily indicative of the performance that the Fund, based on its current index, would have generated. Since the Index had an inception date of April 30, 2018, it was not in existence for all of the periods disclosed. The old index was terminated on November 23, 2018, so performance data does not exist for these time periods.